Shareholders’ Equity	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
Shareholders’ Equity

Note 14. Shareholders’ Equity

Preferred Stock

American Cannabis Company, Inc. is authorized to issue 5,000,000 shares of preferred stock at $0.01 par value. No shares of preferred stock were issued and outstanding at June 30, 2021 and December 31, 2020, respectively.

Common Stock

During the six months ended June 30, 2021, the Company issued 6,050,000 registered shares of common stock in exchange for net proceeds of $1,083,541 pursuant to the Common Stock Purchase Agreement entered into on October 11, 2019 with White Lion Capital LLC.

During the six months ended June 30, 2021, the Company issued 3,000,000 shares of its restricted common stock to the sellers of Naturaleaf, as part of the acquisition of assets of Naturaleaf. The shares had a value of $690,000 based on a closing market price on April 23, 2021 of $0.23 per share.

During the six months ended June 30, 2021, warrants with a cashless exercise provision were exercised for 125,000 restricted shares . Of which, a warrant for 100,000 shares was exercised by an officer/director of the Company.

During the six months ended June 30, 2020, the Company issued 478,261 shares of restricted shares granted during the fiscal year ended December 31, 2019.